Equity Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Total Shareholders Capital		€ 248,492	€ 236,594	€ 228,928
Percentage Increase In Legal Reserve		5.00%
Maximum Legal Reserve As A Percentage Of Shareholders Capital		10.00%
Non-controlling interest		€ (86)	€ (53)	€ (28)
Ordinary shares
Equity
Par value per share		€ 0.076	€ 0.076	€ 0.076
Outstanding shares		59,067,186	59,067,186	59,067,186	59,063,521
Number of shares issued		0
Share capital
Equity
Total Shareholders Capital		€ 4,487	€ 4,487	€ 4,487	€ 4,489
Capital increase through exercise of warrants				(2)
Equity-settled share-based payment expense		0
Share capital | Ordinary shares
Equity
Total Shareholders Capital		4,487	4,487	4,487
Share premium
Equity
Total Shareholders Capital		233,895	233,942	233,895	233,872
Capital increase through exercise of warrants			47	22
Equity-settled share-based payment expense		(47)	47
Non-controlling interests
Equity
Total Shareholders Capital		(86)	(53)	(28)	€ 1
Tianjin Zhenyuan Materialise Medical Technology Limited
Equity
Proportion of ownership interest in subsidiary	51.00%
Tianjin Zhenyuan Materialise Medical Technology Limited | Zhenyuan
Equity
Proportion of ownership interests held by non-controlling interests	49.00%
Tianjin Zhenyuan Materialise Medical Technology Limited | Non-controlling interests
Equity
Non-controlling interest		€ (86)	€ (53)	€ (28)